Short-term Investments	12 Months Ended
Dec. 31, 2025
Short-term Investments
Short-term Investments
5.	Short-term Investments

As of December 31, 2024 and 2025, the Group’s short-term investments mainly consisted of financial products issued by commercial banks in China mainland with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2025, the effective yields of short-term investments ranged from 1.13% to 5.61% per annum (2024: 1.41% to 6.70% per annum).

The following is a summary of short-term investments (in thousands):

December 31, 2024
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	10,565,640	190,503	10,756,143

December 31, 2025
		Unrealized	Estimated
	Cost	Gains	Fair Value
	RMB	RMB	RMB
Short-term investments	22,545,122	258,381	22,803,503

During the years ended December 31, 2023, 2024 and 2025, the Group recorded investment income related to short-term investments of RMB414.2 million, RMB530.6 million and RMB1,108.4 million in the consolidated statements of operations and comprehensive income, respectively.